Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2017	$ 1,817,237	$ 45	$ 1,098,455	$ (143,858)	$ 38,212	$ (242,220)	$ 1,066,603
Share-based compensation expense	2,095	0	(5,559)	0	0	0	7,654
Settlement/Adjustment of share-based awards in subsidiary	1,811	0	9,839	0	0	0	(8,028)
Distribution of Changyou dividend to noncontrolling interest shareholders	(162,461)	0	0	0	0	0	(162,461)
Liquidation of Sohu.com Inc.	0	(6)	(143,852)	143,858	0	0	0
Net income /(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders	(67,359)	0	0	0	0	(160,082)	92,723
Disposal of a majority-owned subsidiary	(2,113)	0	0	0	0	0	(2,113)
Accumulated other comprehensive loss	(37,339)	0	0	0	(5,992)	0	(31,347)
Others	1,080	0	0	0	0	0	1,080
Ending balance at Dec. 31, 2018	1,552,951	39	958,883	0	24,719	(394,801)	964,111
Impact of adoption of new accounting standard	0	0	0	0	(7,501)	7,501	0
Share-based compensation expense	18,251	0	1,045	0	0	0	17,206
Settlement/Adjustment of share-based awards in subsidiary	698	0	2,555	0	0	0	(1,857)
Distribution of Changyou dividend to noncontrolling interest shareholders	(166,507)	0	0	0	0	0	(166,507)
Net income /(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders	(43,391)	0	0	0	0	(149,336)	105,945
Repurchase of Sogou Class A Ordinary Shares from noncontrolling shareholders	(42,016)	0	(14,282)	0	0	0	(27,734)
Accumulated other comprehensive loss	(13,069)	0	0	0	(368)	0	(12,701)
Ending balance at Dec. 31, 2019	1,306,917	39	948,201	0	24,351	(544,137)	878,463
Share-based compensation expense	18,115	0	1,935	0	0	0	16,180
Settlement/Adjustment of share-based awards in subsidiary	1,862	0	2,476	0	0	0	(614)
Modification of share-based awards in Changyou	(10,506)	0	0	0	0	0	(10,506)
Net income /(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders	(128,320)	0	0	0	0	(86,112)	(42,208)
Repurchase of Sogou Class A Ordinary Shares from noncontrolling shareholders	(8,301)	0	(2,847)	0	0	0	(5,454)
Acquisition of noncontrolling interests in Changyou Merger	(191,803)	0	2,937	0	(38,059)	0	(156,681)
Acquisition of a partially-held subsidiary	642	0	31	0	0	0	611
Accumulated other comprehensive loss	50,031	0	0	0	42,897	0	7,134
Ending balance at Dec. 31, 2020	1,031,981	39	952,733	0	29,189	(634,592)	684,612
Impact of adoption of new accounting standard	$ (6,656)	$ 0	$ 0	$ 0	$ 0	$ (4,343)	$ (2,313)